Dreyfus

MidCap Index Fund

ANNUAL REPORT October 31, 1999

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

   * Not FDIC-Insured  * Not Bank-Guaranteed  * May Lose Value

Year 2000 Issues (Unaudited)

The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments Year 2000 Issues (Unaudited)

and its share price.

The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Fund Performance

                             7   Statement of Investments

                            19   Statement of Financial Futures

                            20   Statement of Assets and Liabilities

                            21   Statement of Operations

                            22   Statement of Changes in Net Assets

                            23   Financial Highlights

                            24   Notes to Financial Statements

                            28   Report of Independent Auditors

                            29   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                        Dreyfus

                                                              MidCap Index Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus MidCap Index Fund, covering the 12-month period from November 1, 1998 through October 31, 1999. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steve Falci and Jocelin Reed.

Over the past year, midcap stocks generally performed better than small-cap stocks but did not fare as well as the large-cap market sector. When the reporting period began, the entire U.S. stock market had just completed a sharp correction caused primarily by concerns regarding the spread of the global financial crisis in overseas markets. Soon after the start of 1999, however, those fears abated. In fact, the U.S. economy remained strong, and investors became concerned that inflationary pressures might re-emerge. As a result, the Federal Reserve Board raised short-term interest rates twice during the summer in an effort to forestall a reacceleration of inflation in a fast-growing economy. In this environment, equity investors once again preferred the relative predictability of earnings from large-cap companies.

Despite  a  brief  rally  in  April and May, small- and mid-cap stocks generally failed to keep pace with their large-cap counterparts. However, some midcap stocks, especially technology companies that were subject to heightened investor
speculation,    were    exceptions    to    this    trend.

We appreciate your confidence over the past year, and we look forward to your continued participation in Dreyfus MidCap Index Fund.

Sincerely,


Stephen E. Canter

President and Chief Investment Officer

The Dreyfus Corporation

November 15, 1999




DISCUSSION OF FUND PERFORMANCE

Steve Falci and Jocelin Reed, Portfolio Managers

How did Dreyfus MidCap Index Fund perform  relative to its benchmark?

For  the  12-month  period  ended  October  31,  1999, Dreyfus MidCap Index Fund produced a total return of 20.48%.(1) The Standard & Poor's MidCap 400 Index ("S&P 400 Index"), produced a total return of 21.07% for the same period.(2) The difference in returns is accounted for by transaction costs and other operating
fund    expenses.

What is the fund's investment approach?

The fund seeks to match the total return of the S&P 400 Index. To pursue that goal, the fund generally invests in all 400 stocks in the index, in proportion to their weighting in the index. Often considered a barometer for the midcap stock market in general, the S& P 400 Index is composed of 400 stocks of medium-size domestic and some Canadian companies with market capitalizations ranging between $50 million and $10 billion; the index contains approximately 310 industrial, 40 utility, 40 financial and 10 transportation stocks. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks. The S&P 400 Index was the first benchmark to represent the performance of the midcap stock market.

As an index fund, the fund uses a passive management approach; all investment decisions are made based on the fund's objective, which is to seek to match the performance of the S& P 400 Index. The fund does not attempt to manage market volatility.

Compared to larger, more established companies, midsize companies are often subject to more erratic market movements and may carry additional risks because their earnings tend to be less predictable and their stocks less liquid.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

What other factors influenced the fund's performance?

At the beginning of the fund's 12-month reporting period, and following the trend of the past few years, the growth of the U.S. equity market was dominated by large-cap growth stocks. However, in mid-April market sentiment began to shift away from domestic large-cap growth stocks to include a broader group of companies, including small- and mid-cap names. While this broadening of the market provided an opportunity for a resurgence in many small- and mid-cap names, it also served to boost the performance of many value-oriented companies
as    well.

By August however, the equity market began to narrow, once again favoring large-cap growth names. In this environment, technology companies reported strong gains, and to the surprise of many industry analysts, many of them were midcap technology names. In fact, several midcap technology names moved from the midcap index to the large-cap index during the course of the past year,
including    America    Online,    Lexmark   International   and   Best   Buy.

Small-cap stocks continued to report disappointing returns, with the exception of the mid-April to August time period. However, valuations for small-cap stocks remain attractive when compared to their larger cap counterparts. In addition, small-cap stocks enjoyed a surge in initial public offerings (IPOs) toward the end of the period, demonstrating the asset class's ability to bounce back from the relatively lackluster IPO market experienced by small caps during the same time last year.

What is the fund's current strategy?

The fund is an index fund and its goal is to replicate the return of the S&P 400 Index. To understand how index investing works, it's important to recognize the differences associated with a passive index manager and an active manager. The active manager typically makes decisions about buying and selling stocks based on economic, financial and market conditions. The passive index manager, on the other hand, buys the stocks in the index in an effort to match its returns


During the 12-month period, the largest gains within the S&P 400 Index, and therefore the fund as well, came from its technology group, which includes communications equipment, telephone equipment, electronic equipment and instruments and computer software companies. In addition, the S&P 400 Index's holdings within the home shopping, broadcast media and biotechnology areas provided strong returns, as did its railroad and independent power production stocks.

On the other hand, the poorest performing returns of the S&P 400 Index, and therefore of the fund as well, were generated from its consumer services, health distributors, commercial services, health services and agriculture product
companies.   In   addition,  the  stocks  of  auto  parts,  textile,  chemical, homebuilding  and  food  and  beverage companies provided disappointing returns

November 15, 1999

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- REFLECTS THE REINVESTMENT OF INCOME DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S MIDCAP 400 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF MEDIUM-CAP STOCK MARKET PERFORMANCE.

                                                             The Fund

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus MidCap Index Fund and the Standard & Poor's MidCap 400 Index
--------------------------------------------------------------------------------

Average Annual Total Returns AS OF 10/31/99

        Inception                                                From

          Date             1 Year            5 Years           Inception
-------------------------------------------------------------------------

FUND     6/19/91            20.48%           18.86%             16.35%

((+))  SOURCE: LIPPER ANALYTICAL SERVICES, INC.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN DREYFUS MIDCAP INDEX FUND ON 6/19/91 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE ON THAT DATE IN THE STANDARD & POOR'S MIDCAP 400 INDEX. FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 6/30/91 IS USED AS THE BEGINNING VALUE ON 6/19/91. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED. THE FUND'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE STANDARD & POOR'S MIDCAP 400 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF MEDIUM-CAP STOCK MARKET PERFORMANCE. THE FUND HOLDS STOCKS IN GENERALLY THE SAME PROPORTION AS THE STOCKS WITHIN THE INDEX ITSELF. THE INDEX DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT




STATEMENT OF INVESTMENTS

October 31, 1999

COMMON STOCKS--94.3%                                                                             Shares                  Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--.3%

RJ Reynolds Tobacco Holdings                                                                     33,900                  735,206

Universal                                                                                        10,166                  238,901

                                                                                                                         974,107

CONSUMER CYCLICAL--10.9%

Abercrombie & Fitch, Cl. A                                                                       32,200  (a)             877,450

Alaska Air Group                                                                                  8,187                  325,433

Albany International, Cl. A                                                                       9,316                  141,487

Arvin Industries                                                                                  8,068                  229,938

BJ's Wholesale Club                                                                              23,014  (a)             709,119

Bandag                                                                                            6,800                  170,000

Barnes & Noble                                                                                   21,600  (a)             449,550

Blyth Industries                                                                                 15,100  (a)             378,444

Bob Evans Farms                                                                                  12,344                  169,730

Borders Group                                                                                    24,200  (a)             314,600

Borg-Warner Automotive                                                                            8,300                  327,850

Brinker International                                                                            20,771  (a)             484,224

Buffets                                                                                          13,100  (a)             121,994

Burlington Industries                                                                            16,500  (a)              60,844

CBRL Group                                                                                       18,725                  250,447

Callaway Golf                                                                                    23,600                  317,125

Claire's Stores                                                                                  15,952                  281,154

Comair Holdings                                                                                  29,850                  688,882

CompUSA                                                                                          28,600  (a)             162,663

DeVRY                                                                                            21,500  (a)             452,844

Dollar Tree Stores                                                                               19,300  (a)             840,756

Family Dollar Stores                                                                             53,870                1,111,069

Fastenal                                                                                         11,800                  427,750

Federal-Mogul                                                                                    22,017                  553,177

Furniture Brands International                                                                   16,100  (a)             311,938

GTECH Holdings                                                                                   10,800  (a)             217,350

HON Industries                                                                                   19,122                  375,269

Hannaford Brothers                                                                               13,200                  924,825

Harley-Davidson                                                                                  47,524                2,818,767

Heilig-Meyers                                                                                    18,670                   81,681

International Game Technology                                                                    28,076                  522,916

Jones Apparel Group                                                                              38,161  (a)           1,206,842

Lands' End                                                                                        9,348                  719,212

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Lear                                                                                             20,800  (a)             702,000

Lone Star Steakhouse/Saloon                                                                      11,100  (a)              88,800

Mandalay Resort Group                                                                            28,373  (a)             528,447

Meritor Automotive                                                                               21,600                  365,850

Micro Warehouse                                                                                  11,200  (a)             135,800

Miller (Herman)                                                                                  24,860                  539,151

Modine Manufacturing                                                                              9,220                  229,348

Mohawk Industries                                                                                18,900  (a)             433,519

OfficeMax                                                                                        35,300  (a)             178,706

Outback Steakhouse                                                                               23,450  (a)             539,350

Papa John's International                                                                         9,500  (a)             355,063

Park Place Entertainment                                                                         94,300  (a)           1,237,688

Payless ShoeSource                                                                               10,000  (a)             458,125

Promus Hotel                                                                                     24,523  (a)             839,913

Ross Stores                                                                                      28,500                  587,813

Ruddick                                                                                          14,500                  247,406

Saks                                                                                             45,130  (a)             775,672

Shaw Industries                                                                                  42,932                  662,763

Starbucks                                                                                        56,800  (a)           1,544,250

Superior Industries International                                                                 8,400                  224,175

Tiffany & Co.                                                                                    21,976                1,307,572

Unifi                                                                                            18,637                  223,644

Warnaco Group, Cl. A                                                                             17,300                  246,525

Wellman                                                                                           9,761                  147,025

Westpoint Stevens                                                                                17,400                  329,513

Williams-Sonoma                                                                                  17,400  (a)             935,250

                                                                                                                      30,888,698

CONSUMER STAPLES--3.8%

Carter-Wallace                                                                                   14,051                  253,796

Church & Dwight                                                                                  12,076                  314,731

Dean Foods                                                                                       12,277                  567,811

Dial                                                                                             31,900                  745,663

Dole Food                                                                                        17,743                  318,265

Dreyers Grand Ice Cream                                                                           8,628                  147,215

Flowers Industries                                                                               31,225                  526,922

Hormel Foods                                                                                     22,700                  978,938

IBP                                                                                              28,800                  689,400


COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES (CONTINUED)

International Multifoods                                                                          5,877                  124,152

Interstate Bakeries                                                                              21,900                  443,475

Lancaster Colony                                                                                 12,799                  447,165

Lance                                                                                             9,345                  112,724

McCormick & Co.                                                                                  22,236                  697,655

Premark International                                                                            19,100                1,045,725

Smucker (J.M.), Cl. A                                                                             9,120                  181,260

Suiza Foods                                                                                      10,500  (a)             378,656

Tyson Foods, Cl. A                                                                               71,566                1,091,382

U.S. Foodservice                                                                                 30,900                  592,894

Universal Foods                                                                                  15,728                  300,798

Vlasic Foods International                                                                       14,200  (a)             109,163

Whitman                                                                                          44,200                  574,600

                                                                                                                      10,642,390

ENERGY--6.5%

AGL Resources                                                                                    17,762                  309,725

American Water Works                                                                             30,100                  878,544

BJ Services                                                                                      22,070                  757,277

Devon Energy                                                                                     24,900                  967,988

ENSCO International                                                                              42,800                  829,250

Global Marine                                                                                    54,300                  824,681

Indiana Energy                                                                                    9,325                  188,248

KeySpan                                                                                          43,394                1,220,456

Kinder Morgan                                                                                    36,250                  729,531

LG&E Energy                                                                                      40,414                  889,108

MCN Energy Group                                                                                 26,680                  651,993

Murphy Oil                                                                                       13,982                  783,866

Nabors Industries                                                                                36,400  (a)             825,825

National Fuel Gas                                                                                12,137                  593,196

Noble Affiliates                                                                                 17,777                  449,980

Noble Drilling                                                                                   41,100  (a)             911,906

Ocean Energy                                                                                     51,920  (a)             477,015

Pennzoil-Quaker State                                                                            24,237                  286,300

Pioneer Natural Resources                                                                        31,300                  293,438

Questar                                                                                          25,796                  464,328

Santa Fe Snyder                                                                                  56,400                  486,450

Smith International                                                                              15,410                  532,608

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

Tidewater                                                                                        17,305                  519,150

Transocean Offshore                                                                              31,400                  853,688

Ultramar Diamond Shamrock                                                                        27,000                  661,500

Valero Energy                                                                                    17,576                  322,959

Varco International                                                                              20,330                  214,736

Washington Gas Light                                                                             14,460                  393,131

Weatherford International                                                                        33,023  (a)           1,118,654

                                                                                                                      18,435,531

HEALTH CARE--8.9%

Acuson                                                                                            8,395  (a)              87,098

Apria Healthcare Group                                                                           16,200  (a)             256,163

Beckman Coulter                                                                                   8,912                  409,952

Bergen Brunswig, Cl. A                                                                           41,876                  298,367

Beverly Enterprises                                                                              32,000  (a)             126,000

Biogen                                                                                           46,904  (a)           3,476,759

Chiron                                                                                           56,480  (a)           1,613,210

Covance                                                                                          18,300  (a)             177,281

DENTSPLY International                                                                           16,500                  382,594

First Health Group                                                                               15,560  (a)             361,770

Forest Laboratories                                                                              26,000  (a)           1,192,750

Foundation Health Systems, Cl. A                                                                 38,120  (a)             252,545

Genzyme                                                                                          25,958  (a)             992,894

Gilead Sciences                                                                                  13,100  (a)             827,756

Health Management Associates, Cl. A                                                              79,000  (a)             701,125

Hillenbrand Industries                                                                           20,700                  685,688

ICN Pharmaceuticals                                                                              24,400                  561,200

IVAX                                                                                             33,250                  583,953

Lincare Holdings                                                                                 18,200  (a)             511,875

Medimmune                                                                                        17,700  (a)           1,982,400

Millennium Pharmaceuticals                                                                       11,300  (a)             792,413

Minimed                                                                                           9,600                  727,800

Mylan Laboratories                                                                               40,298                  722,845

Omnicare                                                                                         28,400                  262,700

Oxford Health Plans                                                                              25,400  (a)             300,038

PSS World Medical                                                                                22,100  (a)             171,275

Pacificare Health Systems                                                                        14,336  (a)             565,376

Perrigo                                                                                          22,900  (a)             173,181


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Quorum Health Group                                                                              22,800  (a)             182,400

STERIS                                                                                           21,000  (a)             279,563

Sepracor                                                                                         10,300  (a)             856,831

Stewart Enterprises                                                                              34,800                  165,300

Stryker                                                                                          30,250                1,867,938

Sybron International                                                                             32,400  (a)             771,525

Total Renal Care Holdings                                                                        25,300  (a)             185,006

Trigon Healthcare                                                                                13,000  (a)             368,875

VISX                                                                                             19,900  (a)           1,244,994

                                                                                                                      25,119,440

INTEREST SENSITIVE--13.9%

Allmerica Financial                                                                              16,900                  966,469

Ambac Financial Group                                                                            21,800                1,302,550

American Financial Group                                                                         18,559                  549,810

Associated Banc-Corp                                                                             19,725                  758,796

Astoria Financial                                                                                17,100                  615,600

CCB Financial                                                                                    12,400                  570,400

Charter One Financial                                                                            66,515                1,633,775

City National                                                                                    14,257                  552,459

Comdisco                                                                                         47,776                  964,478

Compass Bancshares                                                                               35,400                  944,738

Concord EFS                                                                                      63,800                1,726,588

Dime Bancorp                                                                                     35,400                  632,775

E Trade Group                                                                                    73,100  (a)           1,740,694

Edwards (A.G.)                                                                                   29,274                  880,050

Everest Reinsurance Holdings                                                                     15,200                  391,400

FINOVA Group                                                                                     19,100                  841,594

First Security                                                                                   60,882                1,560,101

First Tennessee National                                                                         40,744                1,385,296

First Virginia Banks                                                                             15,609                  747,281

FirstMerit Corp                                                                                  27,800                  734,963

GreenPoint Financial                                                                             34,100                  971,850

HSB Group                                                                                         9,044                  345,933

Hibernia, Cl. A                                                                                  50,000                  709,375

Horace Mann Educators                                                                            12,800                  360,800

Investment Technology Group                                                                      10,000                  263,750

Keystone Financial                                                                               15,100                  378,444

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Legg Mason                                                                                       17,600                  640,200

Marshall & Ilsley                                                                                32,191                2,160,821

Mercantile Bankshares                                                                            21,551                  775,836

NCO Group                                                                                         8,000  (a)             339,000

National Commerce Bancorporation                                                                 32,900                  822,500

North Fork Bancorp                                                                               42,500                  879,219

Ohio Casualty                                                                                    19,000                  317,063

Old Kent Financial                                                                               36,995                1,507,546

Old Republic International                                                                       40,350                  552,291

PMI Group                                                                                        13,950                  723,656

Pacific Century Financial                                                                        25,070                  571,909

Protective Life                                                                                  20,100                  727,369

Provident Financial Group                                                                        13,500                  579,656

ReliaStar Financial                                                                              26,800                1,150,725

Sovereign Bancorp                                                                                56,400                  497,025

TCF Financial                                                                                    26,000                  767,000

Unitrin                                                                                          22,600                  846,088

Webster Financial                                                                                11,900                  340,638

Westamerica Bancorporation                                                                       12,000                  413,250

Wilmington Trust                                                                                 10,300                  558,775

Zions Bancorporation                                                                             26,300                1,550,056

                                                                                                                      39,250,592

PRODUCER GOODS--9.2%

AGCO                                                                                             18,600                  199,950

AK Steel Holding                                                                                 31,600                  547,075

AMETEK                                                                                           10,122                  199,910

Airborne Freight                                                                                 15,138                  325,467

Airgas                                                                                           22,100  (a)             209,950

Albemarle                                                                                        14,700                  260,925

Alexander & Baldwin                                                                              13,557                  325,368

American Power Conversion                                                                        59,900  (a)           1,344,006

American Standard                                                                                22,100  (a)             843,944

Arnold Industries                                                                                 7,800                   78,244

Bowater                                                                                          16,010                  840,525

CK Witco                                                                                         37,033                  347,184

CNF Transportation                                                                               15,100                  499,244

Cabot                                                                                            20,600                  383,675


COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Carlisle Cos.                                                                                     9,432                  313,614

Carpenter Technology                                                                              6,844                  166,823

Chesapeake                                                                                        6,591                  197,730

Clayton Homes                                                                                    45,070                  456,334

Cleveland-Cliffs                                                                                  3,468                  103,607

Consolidated Papers                                                                              28,242                  884,328

Cordant Technologies                                                                             11,442                  356,847

Cytec Industries                                                                                 13,300  (a)             343,306

Dexter                                                                                            7,143                  250,451

Donaldson                                                                                        14,408                  334,986

Ethyl                                                                                            26,000                  107,250

Ferro                                                                                            11,079                  225,735

Flowserve                                                                                        11,715                  197,691

Fuller (H.B.)                                                                                     4,342                  237,725

GATX                                                                                             15,446                  512,614

Georgia Gulf                                                                                      9,679                  208,703

Glatfelter (P.H.)                                                                                13,200                  193,050

Granite Construction                                                                              8,425                  174,292

Hanna (M.A.)                                                                                     15,202                  162,471

Harsco                                                                                           12,846                  378,154

Hubbell                                                                                          20,280                  561,503

IMC Global                                                                                       35,722                  455,456

Hunt (J.B.) Transport                                                                            11,100                  142,913

Jacobs Engineering Group                                                                          8,121                  288,296

Kaydon                                                                                            9,888                  245,346

Kennametal                                                                                        9,300                  267,375

Litton Industries                                                                                14,200                  666,513

Longview Fibre                                                                                   16,136                  183,547

Lubrizol                                                                                         16,988                  435,318

Lyondell Petrochemical                                                                           36,638                  444,236

MAXXAM                                                                                            2,200  (a)              99,825

Mark IV Industries                                                                               14,507                  279,260

Martin Marietta Materials                                                                        14,600                  568,488

Minerals Technologies                                                                             6,700                  288,938

NCH                                                                                               1,717                   82,094

Newport News Shipbuilding                                                                        10,800                  328,050

Nordson                                                                                           5,168                  229,007

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Olin                                                                                             14,140                  195,309

Oregon Steel Mills                                                                                8,068                   68,074

Overseas Shipholding Group                                                                       11,270                  145,101

Pentair                                                                                          15,040                  565,880

Precision Castparts                                                                               7,623                  224,879

RPM                                                                                              34,213                  408,418

Rayonier                                                                                          8,700                  356,700

Ryerson Tull                                                                                      7,800                  159,900

Schulman (A.)                                                                                     9,725                  151,345

Sequa, Cl. A                                                                                      3,236                  159,373

Solutia                                                                                          34,600                  594,688

Sonoco Products                                                                                  31,793                  763,032

Southdown                                                                                        11,741                  567,237

Stewart & Stevenson Services                                                                      8,726                  115,620

Swift Transportation                                                                             20,000  (a)             348,750

Tecumseh Products, Cl. A                                                                          6,300                  302,006

Teleflex                                                                                         11,800                  401,938

Georgia Pacific (Timber Group)                                                                   25,800                  615,975

Trinity Industries                                                                               12,551                  374,177

UCAR International                                                                               14,100  (a)             275,831

USG                                                                                              15,500                  768,219

Wausau-Mosinee Paper                                                                             16,313                  205,952

Wisconsin Central Transportation                                                                 16,000  (a)             222,000

York International                                                                               12,450                  293,353

                                                                                                                      26,061,100

SERVICES--11.1%

ACNielsen                                                                                        18,100  (a)             398,200

Acxiom                                                                                           26,500                  437,250

Affiliated Computer Services, Cl. A                                                              15,300  (a)             581,400

Apollo                                                                                           24,100  (a)             634,131

Banta                                                                                             8,486                  191,996

Belo (A.H.), Cl. A                                                                               36,864                  751,104

Cambridge Technology Partners                                                                    18,800  (a)             207,975

Chris-Craft Industries                                                                           10,485  (a)             731,329

Cintas                                                                                           34,620                2,085,855

Convergys                                                                                        47,600  (a)             931,175

DST Systems                                                                                      19,800  (a)           1,261,013


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

Fiserv                                                                                           38,500  (a)           1,232,000

Gartner Group, Cl. B                                                                             27,500  (a)             257,813

Hanover Compressor                                                                                9,200  (a)             340,400

Harte-Hanks                                                                                      21,800                  431,913

Hispanic Broadcasting                                                                            16,000  (a)           1,296,000

Houghton Mifflin                                                                                  9,706                  411,292

Keane                                                                                            22,300                  524,050

Kelly Services, Cl. A                                                                            11,185                  327,860

Lee Enterprises                                                                                  13,800                  407,100

Manpower                                                                                         23,900                  839,488

Media General, Cl. A                                                                              8,300                  453,388

Modis Professional Services                                                                      29,900  (a)             334,506

NOVA                                                                                             22,900  (a)             595,400

Navigant Consulting                                                                              13,300  (a)             379,881

Ogden                                                                                            15,300                  138,656

Olsten                                                                                           25,350                  255,084

Pittston Brinks Group                                                                            12,700                  243,681

Premier Parks                                                                                    24,400                  706,075

Quintiles Transnational                                                                          35,780  (a)             664,166

Reader's Digest Association, Cl. A                                                               33,500                1,080,375

Reynolds & Reynolds, Cl. A                                                                       24,052                  437,446

Robert Half International                                                                        28,550                  772,634

Rollins                                                                                           9,505                  149,110

Scholastic                                                                                        5,100  (a)             237,150

Sotheby's Holdings, Cl. A                                                                        18,318                  525,498

Standard Register                                                                                 8,807                  192,653

SunGuard Data Systems                                                                            37,400  (a)             913,963

Sykes Enterprises                                                                                13,600  (a)             419,900

Sylvan Learning Systems                                                                          16,200  (a)             209,588

Telephone & Data Systems                                                                         19,200                2,212,800

Univision Communications, Cl. A                                                                  31,600  (a)           2,687,975

Viad                                                                                             30,300                  744,244

Wallace Computer Services                                                                        13,114                  290,147

Washington Post, Cl. B                                                                            3,169                1,686,106

Westwood One                                                                                     16,700                  770,288

                                                                                                                      31,380,058

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY--22.1%

Adtran                                                                                           12,300  (a)             456,638

Altera                                                                                           62,008  (a)           3,015,139

Arrow Electronics                                                                                29,962                  653,546

Atmel                                                                                            31,300  (a)           1,208,963

Avnet                                                                                            13,104                  711,711

Cadence Design System                                                                            76,010  (a)           1,154,402

Cirrus Logic                                                                                     18,828  (a)             187,103

Citrix Systems                                                                                   27,400  (a)           1,757,025

Cypress Semiconductor                                                                            32,718  (a)             836,354

Diebold                                                                                          21,501                  564,401

Electronic Arts                                                                                  19,400  (a)           1,567,763

Federal Signal                                                                                   14,413                  271,145

Imation                                                                                          11,400  (a)             349,838

Informix                                                                                         59,600  (a)             454,450

Intergrated Device Technology                                                                    27,800  (a)             571,638

Intuit                                                                                           58,200  (a)           1,695,075

Jabil Circuit                                                                                    27,300                1,426,425

Legato Systems                                                                                   25,400  (a)           1,365,250

Linear Technology                                                                                47,680                3,334,620

MagneTek                                                                                          9,826  (a)              67,554

Maxim Integrated Products                                                                        42,100  (a)           3,323,269

Mentor Graphics                                                                                  20,909                  168,579

Microchip Technology                                                                             15,900  (a)           1,059,338

Molex                                                                                            48,363                1,765,250

NCR                                                                                              30,600  (a)           1,013,625

Network Associates                                                                               43,300  (a)             792,931

Novellus Systems                                                                                 12,100                  937,750

Policy Management Systems                                                                        11,054  (a)             212,099

Qlogic                                                                                           11,300  (a)           1,176,613

Quantum--DLT & Storage Systems                                                                   51,606  (a)             796,668

Rational Software                                                                                27,200  (a)           1,162,800

SCI Systems                                                                                      22,500  (a)           1,110,938

SPX                                                                                               9,700                  822,075

Sanmina                                                                                          18,200  (a)           1,639,138

Sensormatic Electronics                                                                          23,621                  357,268

Siebel Systems                                                                                   28,900  (a)           3,173,581

Sterling Commerce                                                                                27,511  (a)             644,789


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Sterling Software                                                                                26,300                  576,956

Storage Technology                                                                               31,226  (a)             491,810

Structural Dynamics Research                                                                     11,169  (a)             110,294

Symantec                                                                                         17,676  (a)             844,029

Symbol Technologies                                                                              27,516                1,093,761

Synopsys                                                                                         22,100  (a)           1,377,106

Tech Data                                                                                        16,000  (a)             301,000

Teradyne                                                                                         53,388  (a)           2,055,438

Transaction Systems Architects, Cl. A                                                            10,200  (a)             313,650

Veritas Software                                                                                 53,100                5,728,127

Vishay Intertechnology                                                                           26,436  (a)             646,030

Vitesse Semiconductor                                                                            47,800  (a)           2,192,825

Waters                                                                                           19,100  (a)           1,014,688

Xilinx                                                                                           49,332  (a)           3,878,729

                                                                                                                      62,430,194

UTILITIES--7.6%

Allegheny Energy                                                                                 35,822                1,139,587

Alliant Energy                                                                                   24,479                  665,523

Black Hills                                                                                       6,792                  152,820

CMP Group                                                                                        10,115                  269,312

Calpine                                                                                          19,400                1,117,925

Cincinnati Bell                                                                                  43,000                  894,938

Cleco                                                                                             7,020                  232,538

Comsat                                                                                           16,436                  307,148

Conectiv                                                                                         29,199                  569,381

DPL                                                                                              49,500                1,002,375

DQE                                                                                              23,100                  922,556

Energy East                                                                                      35,676                  896,360

Hawaiian Electric Industries                                                                     10,029                  338,479

IPALCO Enterprises                                                                               26,702                  545,722

Idacorp                                                                                          11,683                  352,681

Illinova                                                                                         21,776                  692,749

Kansas City Power & Light                                                                        19,280                  472,360

MidAmerican Energy Holding                                                                       19,100                  642,238

Minnesota Power                                                                                  22,774                  421,319

Montana Power                                                                                    34,330                  976,259

New England Electric System                                                                      18,416                  958,783

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

NiSource                                                                                          38,996                 799,418

Northeast Utilities                                                                               40,960                 852,480

OGE Energy                                                                                        24,246                 550,081

Potomac Electric Power                                                                            36,983               1,014,721

Public Service of New Mexico                                                                      12,694                 226,905

Puget Sound Energy                                                                                26,390                 583,879

SCANA                                                                                             32,264                 802,567

Sierra Pacific Resources                                                                          24,311                 546,998

TECO Energy                                                                                       41,218                 909,372

UtiliCorp United                                                                                  29,050                 628,206

Wisconsin Energy                                                                                  36,587                 818,634

                                                                                                                      21,304,314

TOTAL COMMON STOCKS

   (cost $239,905,028)                                                                                               266,486,424
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal

SHORT-TERM INVESTMENTS--5.8%                                                                 Amount ($)                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS:

   4.45%, 12/9/1999                                                                          16,471,000  (b)          16,394,080

   4.67%, 12/16/1999                                                                              2,000                    1,989

TOTAL SHORT-TERM INVESTMENTS

   (cost $16,395,563)                                                                                                 16,396,069
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $256,300,591)                                                            100.1%              282,882,493

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (.1%)                (338,194)

NET ASSETS                                                                                       100.0%              282,544,299

(A)  NON-INCOME PRODUCING.

(B)  PARTIALLY HELD BY THE CUSTODIAN IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF FINANCIAL FUTURES

October 31, 1999

                                                                   Market Value                                  Unrealized

                                                                        Covered                                Appreciation

FINANCIAL FUTURES LONG                          Contracts      by Contracts ($)           Expiration         at 10/31/99 ($)
-----------------------------------------------------------------------------------------------------------------------------------

Standard & Poor's MidCap 400                           80            16,050,000         December '99               580,575

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1999

                                                             Cost                    Value
-------------------------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           256,300,591               282,882,493

Cash                                                                                104,876

Receivable for shares of Common Stock subscribed                                    547,911

Receivable for investment securities sold                                           342,134

Receivable for futures variation margin--Note 4(a)                                  342,000

Dividends receivable                                                                201,798

                                                                                 284,421,212
--------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation                                                       57,279

Due to Distributor                                                                   57,279

Payable for investment securities purchased                                       1,144,653

Payable for shares of Common Stock redeemed                                         617,702

                                                                                  1,876,913
-------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                                  282,544,299
-------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                                 211,255,837

Accumulated undistributed investment income--net                                  1,934,650

Accumulated net realized gain (loss) on investments                              42,191,335

Accumulated net unrealized appreciation (depreciation)

  on investments (including $580,575 net unrealized

   appreciation on financial futures)--Note 4(b)                                  27,162,477
--------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                                   282,544,299
--------------------------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized)                   11,703,865

NET ASSET VALUE, offering and redemption price per share--Note 3(c) ($)
                                                                                       24.14

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Year Ended October 31, 1999

----------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends                                                                     3,325,893

Interest                                                                             568,992

TOTAL INCOME                                                                       3,894,885

EXPENSES:

Management fee--Note 3(a)                                                            695,110

Shareholder servicing costs--Note 3(b)                                               695,110

Interest expense--Note 2                                                               4,211

Loan commitment fees--Note 2                                                             821

TOTAL EXPENSES                                                                     1,395,252

INVESTMENT INCOME--NET                                                             2,499,633
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                                           45,165,060

Net realized gain (loss) on financial futures                                      1,485,282

NET REALIZED GAIN (LOSS)                                                          46,650,342

Net unrealized appreciation (depreciation) on investments

   [including ($1,304,125) net unrealized (depreciation) on financial futures]       880,954

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                            47,531,296

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              50,030,929


SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended October 31,
                                             -----------------------------------

                                                     1999                 1998
--------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          2,499,633            2,671,716

Net realized gain (loss) on investments        46,650,342           51,907,585

Net unrealized appreciation (depreciation)

   on investments                                 880,954          (38,375,039)

NET INCREASE (DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS                   50,030,929           16,204,262
-----------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                        (2,854,654)           (2,039,372)

Net realized gain on investments             (55,435,548)          (17,600,666)

TOTAL DIVIDENDS                              (58,290,202)          (19,640,038)
-------------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                 145,586,089          196,809,454

Dividends reinvested                           52,323,673           16,175,235

Cost of shares redeemed                     (158,893,516)        (179,206,556)

Redemption fee                                     15,761              412,437

INCREASE (DECREASE) IN NET ASSETS

   FROM CAPITAL STOCK TRANSACTIONS             39,032,007           34,190,570

TOTAL INCREASE (DECREASE) IN NET ASSETS        30,772,734           30,754,794
------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           251,771,565          221,016,771

END OF PERIOD                                 282,544,299          251,771,565

Undistributed investment income--net            1,934,650            2,289,671
-------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     6,218,390            7,389,574

Shares issued for dividends reinvested          2,377,268              654,969

Shares redeemed                               (6,651,956)           (6,607,784)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   1,943,702            1,436,759

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The  following table describes the performance for the fiscal periods indicated.
Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                                                            Year Ended October 31,
                                                                 ------------------------------------------------------------------

                                                                 1999           1998           1997           1996          1995
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            25.80          26.55          21.32          19.40         17.14

Investment Operations:

Investment income--net                                            .21(a)         .27            .25            .28           .29

Net realized and unrealized

   gain (loss) on investments                                    4.46           1.16           6.25           2.81          3.00

Total from Investment Operations                                 4.67           1.43           6.50           3.09          3.29

Distributions:

Dividends from investment income--net                            (.31)          (.23)          (.27)          (.30)         (.28)

Dividends from net realized gain

   on investments                                               (6.02)         (1.99)         (1.00)          (.87)         (.75)

Total Distributions                                             (6.33)         (2.22)         (1.27)         (1.17)        (1.03)

Redemption fee added to paid-in capital                           .00(b)         .04            --             --            --

Net asset value, end of period                                  24.14          25.80          26.55          21.32         19.40
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                20.48           5.88          32.02          16.65         20.78
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .50            .50            .50            .50           .50

Ratio of net investment income

   to average net assets                                          .90            .98           1.07           1.49          1.80

Decrease reflected in above expense ratios

   due to undertakings by Dreyfus                                  --            --             .09            .17           .35

Portfolio Turnover Rate                                         50.17          67.85          20.15          14.66         20.46
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                         282,544        251,772        221,017        170,987       122,982

(A)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B)  AMOUNT REPRESENTS LESS THAN .01.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus MidCap Index Fund (the "fund" ) is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to provide investment  results  that  correspond  to  the  price  and  yield performance of publicly-traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index. The Dreyfus Corporation (" Dreyfus" ) serves as the fund's investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Premier Mutual Fund Services, Inc. (the " Distributor" ) is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the
direction    of    the    Board    of    Directors.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the
accrual    basis.


(C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing
market    rates    in    effect    at    the    time    of    borrowings.

The  average  daily  amount  of  borrowings  outstanding during the period ended
October 31, 1999, was approximately $77,800, with a related weighted average annualized interest rate of 5.41%.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to management agreement ("Agreement") with Dreyfus, the management fee is computed at the annual rate of .25 of 1% of the value of the fund's average daily net assets, and is payable monthly. Under the terms of the
Agreement,  Dreyfus  has  agreed  to  pay  all  of  the  fund's expenses, except
management    fees,    brokerage    commissions,    taxes,    com    The    Fun

NOTES TO FINANCIAL STATEMENTS (continued)

mitment fees, interest, fees and expenses of non-interested Directors (including counsel fees) , Shareholder Services Plan fees and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fees and expenses of the non-interested Directors (including counsel fees). Each non-interested director receives an annual fee of $2,500 and an attendance fee of $500 per meeting and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts) . Amounts required to be paid by the fund directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors.

(B) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services at the annual rate of .25 of 1% of the value of the fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1999, the fund was charged $695,110 pursuant to the Shareholder Services Plan.

(C) A 1% redemption fee is charged by the fund on shares redeemed within six months following the date of issuance, including redemptions made through the use of the fund's Exchange privilege.

NOTE 4--Securities Transactions:

(A) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 1999, amounted to $132,920,844 and $141,855,534, respectively.


The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at October 31, 1999, are set forth in the Statement of Financial Futures.

(B)  At October 31, 1999, accumulated net unrealized appreciation on investments
and   financial   futures  was  $27,162,477,  consisting  of  $56,699,585  gross unrealized appreciation and $29,537,108 gross unrealized depreciation.

At October 31, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors

Dreyfus MidCap Index Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus MidCap Index Fund, including the statements of investments and financial futures, as of October 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of October 31, 1999 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus MidCap Index Fund at October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.


New York, New York

December 7, 1999



IMPORTANT TAX INFORMATION (Unaudited)

For Federal tax purposes, the fund hereby designates $5.86 per share as a long-term capital gain distribution of the $6.33 per share paid on December 23, 1998.

The fund also designates 89.79% of the ordinary dividends paid during the fiscal year ended October 31, 1999 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in January 2000 of the percentage applicable to the preparation of their 1999 income tax return.

                                                             The Fund

                                                           For More Information

                        Dreyfus MidCap Index Fund

                        200 Park Avenue

                        New York, NY 10166

                        Investment Adviser

                        The Dreyfus Corporation

                        200 Park Avenue

                        New York, NY 10166

Custodian

Boston Safe Deposit and Trust Company

One Boston Place

Boston, MA 02109

Transfer Agent &

Dividend Disbursing Agent

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940

Distributor

Premier Mutual Fund Services, Inc.

60 State Street

Boston, MA 02109

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 1999 Dreyfus Service Corporation                                  113AR9910